Geographical Information	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Segment Reporting [Abstract]
Geographical Information

4. Geographical Information

The following represents revenue attributed to geographic regions based on customer location:

	For the Three Months Ended June 30,
	2024	2023
Europe, Middle East and Africa (“EMEA”)	$10,212	$6,633
Americas	4,605	2,984
Asia Pacific (“APAC”)	1,370	3,428
Total revenue	$16,187	$13,045

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	As of June 30, 2024	As of March 31, 2024
EMEA	$448	$276
Americas	171	206
APAC	45	48
Total property and equipment, net	$664	$530

4. Geographical Information

The following represents revenue attributed to geographic regions based on customer location:

	Years Ended March 31,
	2024	2023
Europe, Middle East and Africa (“EMEA”)	$36,002	$31,454
Americas	16,716	14,264
Asia Pacific (“APAC”)	11,755	8,341
Total revenue	$64,473	$54,059

Long-lived assets shown below include property and equipment, net. The following represents long-lived assets where they are physically located:

	2024	2023
EMEA	$276	$236
Americas	206	390
APAC	48	116
Total property and equipment, net	$530	$742